Maturity Distribution by Carrying Amount and Yield (on a Tax Equivalent Basis) of Investment Securities Portfolio (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011
Securities available-for-sale, amount:
One year or less	$ 6,230
Over 1 through 5 years	25,278
Over 5 through 10 years	4,107
Over 10 years	4,150
Total	78,467
Securities held-to-maturity, amount:
One year or less	3
Over 1 through 5 years	414
Over 5 through 10 years	432
Over 10 years	67
Total	3,521
Mortgage-Backed Securities
Securities available-for-sale, amount:
Without single maturity date	35,723
Securities held-to-maturity, amount:
Without single maturity date	2,605
Asset-Backed Securities
Securities available-for-sale, amount:
Without single maturity date	1,976
Equity Securities
Securities available-for-sale, amount:
Without single maturity date	1,003	[1]
U.S. Treasury
Securities available-for-sale, amount:
One year or less	1,165
Over 1 through 5 years	11,618
Over 5 through 10 years	2,313
Over 10 years	2,230
Total	17,326
Securities held-to-maturity, amount:
Over 1 through 5 years	413
Over 5 through 10 years	400
Total	813
Securities available-for-sale, yield:
One year or less	0.96%	[2]
Over 1 through 5 years	1.03%	[2]
Over 5 through 10 years	2.83%	[2]
Over 10 years	3.11%	[2]
Total	1.53%	[2]
Securities held-to-maturity, yield:
One year or less		[2]
Over 1 through 5 years	1.71%	[2]
Over 5 through 10 years	2.62%	[2]
Total	2.17%	[2]
U.S. Government Agencies
Securities available-for-sale, amount:
Over 1 through 5 years	958
Total	958
Securities available-for-sale, yield:
Over 1 through 5 years	1.63%	[2]
Total	1.63%	[2]
Securities held-to-maturity, yield:
One year or less		[2]
State And Political Subdivisions
Securities available-for-sale, amount:
One year or less	60
Over 1 through 5 years	1,155
Over 5 through 10 years	1,063
Over 10 years	461
Total	2,739
Securities held-to-maturity, amount:
Over 1 through 5 years	1
Over 5 through 10 years	32
Over 10 years	67
Total	100
Securities available-for-sale, yield:
One year or less	1.44%	[2]
Over 1 through 5 years	1.93%	[2]
Over 5 through 10 years	3.87%	[2]
Over 10 years	4.80%	[2]
Total	3.16%	[2]
Securities held-to-maturity, yield:
One year or less		[2]
Over 1 through 5 years	6.87%	[2]
Over 5 through 10 years	6.66%	[2]
Over 10 years	6.58%	[2]
Total	6.60%	[2]
Other bonds, Notes and Debentures
Securities available-for-sale, amount:
One year or less	5,005
Over 1 through 5 years	11,547
Over 5 through 10 years	731
Over 10 years	1,459
Total	18,742
Securities held-to-maturity, amount:
One year or less	3
Total	3
Securities available-for-sale, yield:
One year or less	1.47%	[2]
Over 1 through 5 years	1.40%	[2]
Over 5 through 10 years	2.82%	[2]
Over 10 years	3.66%	[2]
Total	1.65%	[2]
Securities held-to-maturity, yield:
One year or less		[2]
Mortgage/Asset-Backed and Equity Securities
Securities available-for-sale, amount:
Total	38,702
Securities held-to-maturity, amount:
Total	2,605
Securities available-for-sale, yield:
Total	4.20%	[2]
Securities held-to-maturity, yield:
One year or less		[2]
Total	2.68%	[2]
Mortgage/Asset-Backed and Equity Securities | Mortgage-Backed Securities
Securities available-for-sale, amount:
Without single maturity date	35,723
Securities held-to-maturity, amount:
Without single maturity date	2,605
Securities available-for-sale, yield:
Without single maturity date	4.45%	[2]
Securities held-to-maturity, yield:
Without single maturity date	2.68%	[2]
Mortgage/Asset-Backed and Equity Securities | Asset-Backed Securities
Securities available-for-sale, amount:
Without single maturity date	1,976
Securities available-for-sale, yield:
Without single maturity date	1.91%	[2]
Mortgage/Asset-Backed and Equity Securities | Equity Securities
Securities available-for-sale, amount:
Without single maturity date	$ 1,003	[1]
Securities available-for-sale, yield:
Without single maturity date	0.01%	[1],[2]

[1]	Includes money market funds.
[2]	Yields are based upon the amortized cost of securities.